Prepaid expenses (Details) - Schedule of prepaid expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of prepaid expenses [Abstract]
Advances on non-clinical research and clinical development services	$ 2,030,013	$ 547,586
Advances on supply and manufacturing services	100,793	750,622
Advances on insurances	41,035	23,141
Advances on other consulting and advisory services	21,013	31,930
Advances on rent/leases	12,910	12,942
Other prepayments	91,282	82,875
Total	$ 2,297,046	$ 1,449,096